Annual Total Returns (Vanguard REIT Index Fund - Institutional Shares Institutional) (Vanguard REIT Index Fund, Vanguard REIT Index Fund - Institutional Shares)	12 Months Ended
Jan. 31, 2013
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Annual Total Return
2012	17.65%
2011	8.70%
2010	28.56%
2009	29.76%
2008	(36.95%)
2007	(16.38%)
2006	35.15%
2005	12.05%
2004	30.93%